Critical accounting estimates and judgments - Key Assumptions (Details)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of information for cash-generating units [line items]
Future pricing increases	2.15%	0.80%
Future cost decrease	0.79%	0.63%
Discount rates	4.00%	5.00%
Perpetuity growth rate	0.50%	1.00%
UMA
Disclosure of information for cash-generating units [line items]
Financial projections	5 years	5 years
AVI
Disclosure of information for cash-generating units [line items]
Financial projections	5 years	5 years
Bottom of range
Disclosure of information for cash-generating units [line items]
Yield average growth rates	0.00%	0.00%
Top of range
Disclosure of information for cash-generating units [line items]
Yield average growth rates	2.00%	2.00%